Financial risk management - Summary of financial assets (based on non-discounted contractual cash flows) (Detail) - Liquidity risk [member] - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	S/ 24,263,881	S/ 24,087,843
Investments at fair value through profit or loss [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	2,884	3,324
Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	24,235,093	24,057,318
Investments at amortized cost [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	25,904	27,201
Less than 1 year [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	1,064,892	1,057,758
Less than 1 year [member] | Investments at fair value through profit or loss [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	88	98
Less than 1 year [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	1,064,804	1,057,660
From 1 to 2 years [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	1,055,881	1,067,926
From 1 to 2 years [member] | Investments at fair value through profit or loss [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	88	98
From 1 to 2 years [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	1,055,793	1,067,828
From 2 to 3 years [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	1,054,494	1,152,983
From 2 to 3 years [member] | Investments at fair value through profit or loss [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	88	98
From 2 to 3 years [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	1,054,406	1,152,885
From 3 to 4 years [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	1,307,780	1,162,896
From 3 to 4 years [member] | Investments at fair value through profit or loss [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	88	98
From 3 to 4 years [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	1,307,692	1,162,798
From 4 to 5 years [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	1,285,954	1,310,664
From 4 to 5 years [member] | Investments at fair value through profit or loss [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	88	98
From 4 to 5 years [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	1,259,962	1,283,365
From 4 to 5 years [member] | Investments at amortized cost [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	25,904	27,201
More than 5 years [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	18,494,880	18,335,616
More than 5 years [member] | Investments at fair value through profit or loss [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	2,444	2,834
More than 5 years [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	S/ 18,492,436	S/ 18,332,782